Fair value measurements (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity-long term	$ 22,758	$ 15,765
Fair value, recurring | Fair value, inputs, level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments at fair value	22,800	$ 15,800
Fair value, nonrecurring | Fair value, inputs, level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	13,750,400
Goodwill at fair value	8,935,200
Net intangible assets at fair value	$ 4,815,200